Restructuring - Summary of Restructuring Charges Recorded in Component of Costs and Expenses (Details) - A Place For Rover INC - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2020
Restructuring Cost And Reserve [Line Items]
Operations and support	$ 1,159	$ 3,239	$ 3,763
Operations and Support
Restructuring Cost And Reserve [Line Items]
Operations and support	197	621	796
Marketing
Restructuring Cost And Reserve [Line Items]
Operations and support	170	508	593
Product Development
Restructuring Cost And Reserve [Line Items]
Operations and support	534	1,603	1,743
General and Administrative
Restructuring Cost And Reserve [Line Items]
Operations and support	$ 258	$ 507	$ 631